Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Deficit [Member]	Noncontrolling Interests [Member]
Balances, value at Dec. 31, 2011	$ 4,713,752	$ 6,819,367	$ 1,389,721	$ (2,300)	$ (3,508,076)	$ 15,040
Balances, shares at Dec. 31, 2011		739,382,976
Net loss	(558,233)				(412,071)	(146,162)
Other comprehensive income (loss)	19,925			15,149		4,776
Shares issued for:
Exercise of stock options, value	39,807	71,887	(32,080)
Exercise of stock options, shares	6,069,382	5,823,443
Rights offering, value (Note 14 (e)), net of issue costs of $75,443	2,237,397	2,237,331	66
Rights offering, shares (Note 14 (e)), net of issue costs of $75,443		259,558,050
Exercise of subscription right, value	8,489	8,489
Exercise of subscription right, shares		439,216
Bonus shares, value		7,760	(7,760)
Bonus shares, shares	291,625	291,625
Share purchase plan, value	560	560
Share purchase plan, shares	40,220	40,220
Other increase (decrease) in noncontrolling interests (Note 16)	107,331		(29,542)			136,873
Share purchase warrants (Note 14 (c))	164,385		164,385
Rights offering (Note 14(d))	(688,402)				(688,402)
Dilution losses	(68,749)		(68,749)
Stock-based compensation (net of reclassifications of $290)	104,704		104,704
Balances, value at Dec. 31, 2012	6,080,966	9,145,394	1,520,745	12,849	(4,608,549)	10,527
Balances, shares at Dec. 31, 2012	1,005,535,530	1,005,535,530
Net loss	(447,660)				(112,036)	(335,624)
Other comprehensive income (loss)	(20,674)			(10,330)		(10,344)
Shares issued for:
Exercise of stock options, value	1,534	4,635	(3,101)
Exercise of stock options, shares	534,628	534,628
Bonus shares, value		364	(364)
Bonus shares, shares	13,750	13,750
Share purchase plan, value	228	228
Share purchase plan, shares	32,694	32,694
Other increase (decrease) in noncontrolling interests (Note 16)	(37,662)		13,475			(51,137)
Rights offering (Note 14(d))	(1,016,178)				(1,016,178)
Dilution losses	(3,194)		(3,194)
Stock-based compensation (net of reclassifications of $290)	20,726		20,726
Balances, value at Dec. 31, 2013	$ 4,578,086	$ 9,150,621	$ 1,548,287	$ (2,519)	$ (5,736,763)	$ (386,578)
Balances, shares at Dec. 31, 2013	1,006,116,602	1,006,116,602